FAIR VALUE	12 Months Ended
Dec. 29, 2012
FAIR VALUE [Abstract]
FAIR VALUE
B.	FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 29, 2012			December 31, 2011
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62		$62	$99		$99
Mutual funds:
Domestic stock funds	613	-	613	496	-	496
International stock funds	500	-	500	426	-	426
Target funds	145	-	145	119	-	119
Bond funds	140	-	140	106	-	106
Total mutual funds	1,398	-	1,398	1,147	-	1,147
Non-Recurring:
Property, plant and equipment		$1,600	$1,600		$7,196	7,196
Assets at fair value	$1,460	$1,600	$3,060	$1,246	$7,196	$8,442

We maintain money market and mutual funds in our non-qualified deferred compensation plan. These funds are valued at prices quoted in an active exchange market and are included in "Other Assets". During our fourth quarter evaluation of the recoverability of our long-lived assets, we identified certain idle facilities which required an impairment loss for the excess of carrying value over the fair value, and as such were stated at fair value. The fair values of these long-lived property, plant and equipment assets are determined based on broker assessments of value, appraisals, or recent offers to acquire assets. We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.